Related parties	9 Months Ended
Sep. 30, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Related parties

25. Related parties

(a) Related Parties Transactions

In June 2023, Dlocal Argentina S.A. entered into a loan agreement with DLocal Group for a total amount of USD 100,000, which currently matures in December 2025. In August 2024, Dlocal Argentina partially repaid the intra-group loan by transferring approximately USD 69,100 worth of Argentine government bonds to the subsidiary in Malta. In October 2024, Dlocal Argentina S.A. made a repayment of USD 5,000, and in May 2025 an additional repayment of USD 23,266. In September 2025, DLocal Group made a final repayment of USD 11,639, thereby fully settling the outstanding balance. The primary impact on the Unaudited Consolidated Condensed Interim Financial Statements relates to foreign exchange losses incurred by Dlocal Argentina S.A. For further detail refer to Note 11: Other Results.

(b) Key Management compensation

The Group’s Executive Team and Director compensation was as follows:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Short-term employee benefits – Salaries and wages	3,057	2,349	943	851
Long-term employee benefits – Share-based payment	13,377	11,334	4,144	3,676
	16,434	13,682	5,087	4,526

(c) Transactions with other related parties

The following transactions occurred with related parties:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Transactions with merchants – Revenues	726	270	260	11
Transactions with collection entities – Costs	(15,347)	—	(9,485)	—
Transactions with other related parties – Financial expenses (item (a)) (1)	(5,020)	—	(451)	—

(1) Foreign exchange losses not eliminated on the Unaudited Consolidated Condensed Interim Financial Statements, refer to note 11.

(d) Outstanding balances arising from transactions with other related parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	September 30, 2025	December 31, 2024
Balances with merchants – trade payables	(749)	—
Balances with collection entities – Trade payables	(4,386)	(429)
Balances with collection entities – Trade receivables	32,791	6,853
Balances with collection entities – Advances and other receivables	13,070	—

All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.